Label	Element	Value
MainStay VP Growth Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Growth Allocation Portfolio

(collectively, the “Portfolios”)

Supplement dated December 11, 2020 (“Supplement”)

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”),

each dated May 1, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI.

At a meeting held on December 9-10, 2020, the Board of Trustees of MainStay VP Funds Trust considered and approved the following changes, which will take effect on May 1, 2021.

1.	Name Change. All references to the Portfolios’ current names will be replaced with their new names as listed below.

Current Name	New Name
MainStay VP Growth Allocation Portfolio	MainStay VP Equity Allocation Portfolio
MainStay VP Moderate Growth Allocation Portfolio	MainStay VP Growth Allocation Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay VP Growth Allocation Portfolio
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2.	Principal Investment Strategies. The following is added as the first sentence of the third paragraph in the “Principal Investment Strategies” section of the MainStay VP Growth Allocation Portfolio’s (to be renamed “MainStay VP Equity Allocation Portfolio”) Summary Prospectus and Prospectus:

The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Portfolios/Funds.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.